Performance Management	Jun. 26, 2026
Class F Prospectus | Catholic Values Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Russell 3000 Index and the MSCI All Country World Index. In prior years, the Fund also compared its performance to a blended benchmark composed of the Russell 3000 and the MSCI ACWI ex USA Index weighted 80%/20%.
Bar Chart [Table]
Best Quarter: 21.52% (6/30/2020) Worst Quarter: -24.11% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2026 to March 31, 2026 was -2.71%.

Bar Chart Closing [Text Block]	Best Quarter: 21.52% (6/30/2020) Worst Quarter: -24.11% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2026 to March 31, 2026 was -2.71%
Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	(2.71%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Russell 3000 Index and the MSCI All Country World Index. In prior years, the Fund also compared its performance to a blended benchmark composed of the Russell 3000 and the MSCI ACWI ex USA Index weighted 80%/20%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Catholic Values Equity Fund — Class F	1 Year	5 Years	10 Years	Since Inception (04/30/2015)
Return Before Taxes	15.41%	10.00%	11.43%	9.98%
Return After Taxes on Distributions	13.59%	8.12%	10.11%	8.74%
Return After Taxes on Distributions and Sale of Fund Shares	10.29%	7.49%	9.13%	7.91%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.76%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	13.13%
MSCI All Country World Index Return (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%	10.16%

Average Annual Return, Caption [Optional Text]	Catholic Values Equity Fund — Class F
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | Catholic Values Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 6.96% (12/31/2023) Worst Quarter: -6.22% (3/31/2022) The Fund's Class F total return (pre-tax) from January 1, 2026 to March 31, 2026 was -0.12%.

Bar Chart Closing [Text Block]
Best Quarter: 6.96% (12/31/2023) Worst Quarter: -6.22% (3/31/2022) The Fund's Class F total return (pre-tax) from January 1, 2026 to March 31, 2026 was -0.12%

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	(0.12%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.96%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Catholic Values Fixed Income Fund — Class F	1 Year	5 Years	10 Years	Since Inception (04/30/2015)
Return Before Taxes	6.88%	-0.93%	2.02%	1.77%
Return After Taxes on Distributions	5.26%	-2.14%	0.75%	0.53%
Return After Taxes on Distributions and Sale of Fund Shares	4.05%	-1.22%	1.01%	0.82%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	1.81%

Average Annual Return, Caption [Optional Text]	Catholic Values Fixed Income Fund — Class F
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class Y Prospectus | Catholic Values Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Russell 3000 Index and the MSCI All Country World Index. In prior years, the Fund also compared its performance to a blended benchmark composed of the Russell 3000 and the MSCI ACWI ex USA Index weighted 80%/20%.
Bar Chart [Table]
Best Quarter: 21.46% (6/30/2020) Worst Quarter: -24.09% (3/31/2020) The Fund's Class Y total return (pre-tax) from January 1, 2026 to March 31, 2026 was -2.66%.

Bar Chart Closing [Text Block]	Best Quarter: 21.46% (6/30/2020) Worst Quarter: -24.09% (3/31/2020) The Fund's Class Y total return (pre-tax) from January 1, 2026 to March 31, 2026 was -2.66%.
Year to Date Return, Label [Optional Text]	Class Y total return (pre-tax)
Bar Chart, Year to Date Return	(2.66%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the S&P 500 Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Russell 3000 Index and the MSCI All Country World Index. In prior years, the Fund also compared its performance to a blended benchmark composed of the Russell 3000 and the MSCI ACWI ex USA Index weighted 80%/20%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Catholic Values Equity Fund — Class Y	1 Year	5 Years	10 Years	Since Inception (05/29/2015)
Return Before Taxes	15.47%	10.07%	11.54%	10.11%
Return After Taxes on Distributions	13.64%	8.17%	10.18%	8.83%
Return After Taxes on Distributions and Sale of Fund Shares	10.34%	7.54%	9.21%	8.01%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.73%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	13.09%
MSCI All Country World Index Return (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%	10.25%

Average Annual Return, Caption [Optional Text]	Catholic Values Equity Fund — Class Y
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class Y Prospectus | Catholic Values Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.11% (12/31/2023) Worst Quarter: -6.22% (3/31/2022) The Fund's Class Y total return (pre-tax) from January 1, 2026 to March 31, 2026 was 0.13%.

Bar Chart Closing [Text Block]
Best Quarter: 7.11% (12/31/2023) Worst Quarter: -6.22% (3/31/2022) The Fund's Class Y total return (pre-tax) from January 1, 2026 to March 31, 2026 was 0.13%.

Year to Date Return, Label [Optional Text]	Class Y total return (pre-tax
Bar Chart, Year to Date Return	0.13%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.11%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Catholic Values Fixed Income Fund — Class Y	1 Year	5 Years	10 Years	Since Inception (05/29/2015)
Return Before Taxes	6.86%	-0.85%	2.10%	1.91%
Return After Taxes on Distributions	5.19%	-2.09%	0.79%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares	4.04%	-1.17%	1.05%	0.91%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	1.85%

Average Annual Return, Caption [Optional Text]	Catholic Values Fixed Income Fund — Class Y
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI